Balance Sheets (Parenthetical) $ / shares in Thousands	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ₪ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, no par value | $ / shares	$ 0		$ 0
Ordinary shares, par value | ₪ / shares		₪ 0.08		₪ 0.08
Ordinary shares, authorized	100,000,000	100,000,000	12,500,000	12,500,000
Ordinary shares, issued	37,943,891	37,943,891	2,998,278	2,998,278
Ordinary shares, outstanding	37,943,891	37,943,891	2,998,278	2,998,278